FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents, description	the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet.
Cash and cash equivalents	€ 4,829	€ 3,548
Trade receivables and other current assets	3,357	1,926
Current financial assets	6,455	3,728
Current financial assets from related parties	0	76
Credit losses on current financial assets	€ 138	€ 55